Fair Value Measurements (Tables)	3 Months Ended
Mar. 29, 2015
Fair Value Disclosures [Abstract]
Fair value assets and liabilities measured on recurring basis
As of March 29, 2015 and December 28, 2014, the fair values of Heinz’s assets and liabilities measured on a recurring basis are categorized as follows:

	March 29, 2015				December 28, 2014
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(In millions)
Assets:
Derivatives(a)	$—	$1,301	$—	$1,301	$—	$574	$—	$574
Total assets at fair value	$—	$1,301	$—	$1,301	$—	$574	$—	$574
Liabilities:
Derivatives(a)	$—	$219	$—	$219	$—	$141	$—	$141
Total liabilities at fair value	$—	$219	$—	$219	$—	$141	$—	$141
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(a)Foreign currency derivative contracts are valued based on observable market spot and forward rates and classified within Level 2 of the fair value hierarchy. Interest rate swaps are valued based on observable market swap rates and classified within Level 2 of the fair value hierarchy. Cross-currency swaps are valued based on observable market spot and swap rates and classified within Level 2 of the fair value hierarchy.